Warrants (Details) - Schedule of warrants outstanding - DIGERATI TECHNOLOGIES, INC [Member] - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Warrants (Details) - Schedule of warrants outstanding [Line Items]
Beginning Outstanding, Warrants	108,841,179
Beginning Outstanding, Weighted average exercise price	$ 0.01
Beginning Outstanding, Weighted average remaining Contractual Term (Years)	8 years 2 months 15 days	8 years 2 months 15 days	9 years 2 months 1 day
Granted, Warrants
Granted, Weighted average exercise price			$ 0.01
Granted, Weighted average remaining Contractual Term (Years)			9 years 6 months
Exercised, Warrants	(160,628)
Exercised, Weighted average exercise price	$ 0.13		$ 0.1
Exercised, Weighted average remaining Contractual Term (Years)
Forfeited and cancelled, Warrants	(129,702)
Forfeited and cancelled, Weighted average exercise price	$ 0.15
Forfeited and cancelled, Weighted average remaining Contractual Term (Years)		8 years 2 months 19 days
Ending Outstanding, Warrants	108,550,849	108,841,179
Ending Outstanding, Weighted average exercise price	$ 0.01	$ 0.01
Ending Outstanding, Weighted average remaining Contractual Term (Years)	7 years 11 months 23 days
Exercisable, Warrants	81,325,562	81,615,885
Exercisable, Weighted average exercise price	$ 0.01	$ 0.01
Exercisable, Weighted average remaining Contractual Term (Years)	8 years